Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 7 – SUBSEQUENT EVENTS

During the first three months of fiscal 2014, the Company issued 990,000 shares at $0.50 for a total amount of $495,000.   In addition, the Company has received cash deposits of an additional $350,000 to be applied to the purchase of 700,000 shares of common stock.  Such shares have not been issued.

On February 11, 2014, the Company entered into an investment with the Kodiak Capital Group, LLC to provide up to $5 million of additional equity capital. 147,058 shares were issued to the investor as a commitment fee.